Short-Term Debt - Summary of Short-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Commercial paper	$ 650	$ 391
Other credit facilities	326	238
Total	$ 976	$ 629